ACQUISITION OF TOPPOP (Details) - USD ($)	Sep. 30, 2021	Jul. 26, 2021	Dec. 31, 2020	Sep. 30, 2020	Feb. 07, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 5,682,650		$ 457,041	$ 499,100		$ 263,638	$ 191,463
Accounts receivable	2,829,278		334,458			573,747
Furniture and equipment	0		0
Inventory	1,614,520		507,500			573,800
Right-of-use asset	588,799		45,381			136,836
Equipment deposit	2,155,330		0
Security deposit	131,529		0
Accounts payable	3,255,436		3,089,773			1,852,563
Notes payable	(5,050,000)		(28,458)		$ (50,000)	$ (40,000)
Operating lease liability	347,595		22,909
Deferred revenue	(351,194)		0
Tradename / Trademarks	6,121,400		0
Customer Base	13,929,000		0
Cash at closing		$ 3,995,500
Contingent consideration	21,129,464		0
Goodwill	$ 16,492,086		$ 0
TopPop acquisition [Member]
Cash		447,230
Accounts receivable		5,432,608
Furniture and equipment		1,848,580
Inventory		1,194,936
Right-of-use asset		620,219
Equipment deposit		320,810
Security deposit		131,529
Accounts payable		2,432,621
Notes payable		(5,936,323)
Operating lease liability		628,218
Deferred revenue		(394,759)
Net Tangible Assets		603,991
Tradename / Trademarks		6,121,400
IP/Technology		874,000
Non-compete agreement		2,290,200
Customer Base		13,929,000
Total assets acquired		23,214,600
Cash at closing		3,995,000
Fair value of common stock		10,143,744
Contingent consideration		21,129,464
Consideration: Note payable		5,042,467
Goodwill		$ 16,492,086